Common Stock and Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Schedule of Authorized Shares of Common Stock Reserved for Future Issuance

At December 31, 2014 and September 30, 2015, the Company had reserved authorized shares of common stock for future issuance as follows:

	December 31, 2014	September 30, 2015
Conversion of Series A Preferred	1,293,838	–
Conversion of Series B Preferred	829,234	–
Conversion of Series C Preferred	2,474,121	–
Conversion of Series D Preferred	967,359	–
Conversion of Series D-1 Preferred	–	–
Conversion of Deerfield Convertible Notes	1,808,353	1,943,458
Outstanding awards under equity incentive plans	395,185	1,390,438
Outstanding common stock warrants	595,920	2,636,180
Outstanding Series D Preferred warrants	2,066,970	–
Possible future issuances under equity incentive plans	365,706	1,422,498

Total common shares reserved for future issuance	10,796,686	7,392,574

At December 31, 2014, the Company had reserved authorized shares of common stock for future issuance as follows:

Shares of Common Stock
Conversion of Series A Preferred	1,293,838
Conversion of Series B Preferred	829,234
Conversion of Series C Preferred	2,474,121
Conversion of Series D Preferred	967,359
Conversion of Deerfield Convertible Notes	1,808,353
Outstanding Series D Preferred Warrants	2,066,970
Outstanding awards under Incentive Stock Plan	395,185
Outstanding common stock warrants	595,920
Possible future issuances under Incentive Stock Plan	365,706

Total common shares reserved for future issuance	10,796,686

Schedule of Stockholders' Equity Note, Warrants or Rights

No Underwriter Warrants have been exercised since issuance and, as of December 31, 2014, the Company’s outstanding Underwriter Warrants and related exercise price by issuance were as follows:

Issuance Date	Number of Underlying Shares	Exercise Price
2008/2009	99,929	$3.90
2009	82,895	$4.65
2010	112,289	$5.85
2011	242,911	$5.85
2012	16,430	$5.85

	554,454

Schedule of Common Stock Shares Activity

The following table summarizes common stock activity for the nine months ended September 30, 2015:

Shares of Common Stock
Beginning balance at December 31, 2014	2,381,041
Issuance of common stock in connection with initial public offering	5,854,545
Conversion of preferred stock to common stock in connection with initial public offering	5,980,564
Common stock warrants exercised	24,746
Common stock options exercised	666

Ending balance at September 30, 2015	14,241,562